UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period to

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period       to

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period       to

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002106068

CROSS 2026-CES2 Mortgage Trust

(Exact name of Issuer as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): N/A

Steven Ujvary (307) 871-4132

Name and telephone number, including area code,

of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS:

Item 2.01 Findings and Conclusions of Third Party Due Diligence Reports Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CCC Depositor, LLC

(Depositor)

By: /s/ Steven Ujvary

       Name: Steven Ujvary

       Title: Vice President

Date: November 13, 2026.

EXHIBIT INDEX

Exhibit 99.1: Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (CCM Population)

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

Exhibit 99.2: Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC (Button Population)

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

Exhibit 99.3: Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grade Summary Report

Schedule 3 - ATR OR OM Report

Schedule 4 - Supplemental Data Extract Report

Schedule 5 - Business Purpose Report

Schedule 6 - Valuation Report

Schedule 7 - Data Compare Report

Schedule 8 - Standard Findings Report

Exhibit 99.4: Disclosures required by Rule 15Ga-2 for Selene Diligence, LLC

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Standard Findings Report

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report

Exhibit 99.5: Disclosures required by Rule 15Ga-2 for Consolidated Analytics, Inc

Schedule 1 - Form ABS Due Diligence-15E

Schedule 2 - Rating Agency Grades

Schedule 3 - Exception Grades

Schedule 4 - Valuation Report

Schedule 5 - Supplemental Data

Schedule 6 - Business Purpose Report

Schedule 7 - Data Compare Report